Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth reconciliations used to compute basic and diluted earnings per share of Class A ordinary shares.

(in thousands, except per share amounts)	Three months ended June 30, 2020	Six months ended June 30, 2020
Basic net income per share:
Numerator
Consolidated net income	$601,976	$711,072
Less: net income attributable to Continuing Investors Partnerships prior to the offering (1)	408,602	479,842
Less: net income attributable to non-controlling interest—Class B subsequent to the offering	31,560	31,560
Less: net income attributable to non-controlling interest—Legacy Investors Partnerships and RPSFT	128,342	166,198

Net income attributable to Royalty Pharma plc	$33,472	$33,472
Denominator
Weighted-average shares of Class A ordinary outstanding—basic	353,979	353,979

Earnings per share of Class A common stock—basic	$0.09	$0.09

Diluted net income per share:
Numerator
Net income attributable to Royalty Pharma plc	$33,472	$33,472
Denominator
Weighted-average shares of Class A ordinary outstanding—basic	353,979	353,979
Dilutive effect of unvested restricted units	1	1

Weighted-average shares of Class A ordinary shares outstanding—diluted	353,980	353,980

Earnings per share of Class A ordinary shares—diluted	$0.09	$0.09

(1)	Reflected as net income attributable to controlling interest on the unaudited condensed consolidated statement of comprehensive income